Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Taxes

The following table illustrates the current and deferred taxes for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2025	2024 (as restated)*	2025	2024 (as restated)*
	(Euros in thousands)		(Euros in thousands)
Current income tax	—	(170)	—	(1,503)
Deferred income tax	1,001	30	1,996	843
Taxes on income	1,001	(140)	1,996	(660)

*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities